CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

22.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of December 31,
	2023	2024
ASSETS
Current assets
Cash and cash equivalents	95,970,807	84,699,267
Short-term investments, net	51,589,440	40,051,450
Short-term amounts due from subsidiaries (other than WFOE)	59,702,904	85,552,723
Other current assets	53,378	1,892,087
Total Current assets	207,316,529	212,195,527
Non-current assets
Mining machines, net		242,806,713
Investments in subsidiaries	7,083,378	(3,290,339)
Contractual interest in the VIEs and VIEs’ subsidiaries*	368,558,513	406,829,169
Total non-current assets	375,641,891	646,345,543
Total assets	582,958,420	858,541,070
LIABILITIES
Current liabilities
Short-term amounts due to VIEs and VIEs’ subsidiaries*	—	128,028,596
Other current liabilities	50,138,967	176,645,575
Total current liabilities	50,138,967	304,674,171
Other non-current liabilities	1	1
Total non-current liabilities	1	1
Total liabilities	50,138,968	304,674,172
Shareholders’ equity
Class A Ordinary shares (par value of US$0.0001 per share; 420,674,280 shares authorized as of December 31, 2023 and 2024, respectively; 229,831,213 shares issued and 144,857,131 shares outstanding as of December 31, 2023; 222,055,327 shares issued and 134,586,659 shares outstanding as of December 31, 2024)	22,983	22,206
Class B Ordinary shares (par value of US$0.0001 per share; 79,325,720 shares authorized as of December 31, 2023 and 2024, respectively; 72,978,677 shares issued and outstanding as of December 31, 2023; 72,978,677 shares issued and outstanding as of December 31, 2024)	7,298	7,298
Treasury shares	(114,425,041)	(111,567,030)
Additional paid-in capital	741,318,327	728,564,614
Accumulated other comprehensive income	(38,866,587)	(49,574,973)
Accumulated deficit	(55,237,528)	(13,585,217)
Total shareholders’ equity	532,819,452	553,866,898
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	582,958,420	858,541,070

22.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Continued)

Condensed statements of comprehensive (loss) income

	For the years ended December 31,
	2022	2023	2024
Revenue	—	—	11,539,783
Cost of revenue	—	—	(11,539,783)
General and administrative expenses	(1,069,043)	(959,427)	(5,762,969)
Interest income	3,819,069	7,982,702	9,117,462
Foreign exchange (loss)/gain	(63,928)	(24,447)	100
Net investment loss	(2,294,534)	(6,489)	—
(Provision) net recovery on provision for credit loss	—	53,871	(29,503)
Share of loss from subsidiaries	(1,366,646)	(786,956)	(9,804,387)
Contractual interests in the VIEs and VIEs’ subsidiaries*	(169,323,727)	(12,462,927)	47,623,743
Other income	3,662,663	726,930	507,865
Other expense	(1,218)	—	—
Net (loss) income before income taxes	(166,637,364)	(5,476,743)	41,652,311
Income tax expense	236,061	—	—
Net (loss) income	(166,401,303)	(5,476,743)	41,652,311
Other comprehensive income, net of tax	38,000,987	(11,635,202)	(10,708,386)
Total comprehensive (loss) income, net of tax	(128,400,316)	(17,111,945)	30,943,925

Condensed statements of cash flows

	For the years ended December 31,
	2022	2023	2024
Net loss	(166,401,303)	(5,476,743)	41,652,311
Net investment loss	2,294,534	6,489	—
Provision (net recovery on provision) for credit losses	—	(53,871)	29,503
Share of loss of subsidiaries	1,366,646	786,956	9,804,387
Contractual interests in the VIEs and VIEs’ subsidiaries*	169,323,727	12,462,927	(47,623,743)
Changes in operating assets and liabilities	(2,854)	780,123	(1,545,338)
Net cash provided by operating activities	6,580,750	8,505,881	2,317,120
Net cash provided (used in) by investing activities	156,920,313	108,799,498	(130,793,637)
Net cash (used in) provided by financing activities	(285,796,179)	(33,789,477)	115,753,767
Effect of exchange rate changes on cash and cash equivalents and restricted cash	116,862	40,077	1,451,210
Net (decrease) increase in cash and cash equivalents and restricted cash	(122,178,254)	83,555,979	(11,271,540)
Cash and cash equivalents and restricted cash at beginning of the year	134,621,426	12,443,172	95,970,807
Cash and cash equivalents and restricted cash at end of the year	12,443,172	95,999,151	84,699,267
*	It represents the primary beneficiary’s share of income or loss generated from the VIEs and their subsidiaries, which are included in the discontinued operations.

22.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Continued)

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments – Equity Method and Joint Ventures (“ASC 323”). Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs’ and their respective profit or loss as “Equity in profits of subsidiaries and VIEs’ on the condensed statements of comprehensive (loss) income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.